Form N-1A Supplement	May 09, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Vident U.S. Bond Strategy ETF™ (VBND)
(the “Fund”)
October 31, 2025
Supplement to the Summary Prospectus and Prospectus each dated May 9, 2025

Effective on October 31, 2025, the following replaces the third paragraph of the section entitled “Principal Investment Strategies of the Fund”.

The Fund limits exposure to high-yield corporate bonds, TIPS, private credit, and dollar-denominated international bonds to 22%, 17%, 10%, and 22% of the portfolio, respectively. These maximum weights can be exceeded at times due to natural market movement, especially when market values drift over time due to changing market conditions. The Fund may invest debt instruments of any maturity. The Fund’s portfolio will generally have an effective duration of five to nine years and will generally have an average credit quality of investment grade.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.